Convertible Promissory Notes and Derivative Liabilities - Schedule of Fair Value of the Additional Warrants (Details)	6 Months Ended
Jun. 30, 2025 $ / shares
Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	114.30%
Exercise price (in Dollars per share)	$ 5.1
Share price (in Dollars per share)	$ 6.22
Risk-free interest rate	3.74%
Dividend yield
Expected life (years)	4 years
Weighted average cost of capital (WACC)	22.00%
Additional Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	164.97%
Exercise price (in Dollars per share)	$ 3,125
Share price (in Dollars per share)	$ 6.22
Risk-free interest rate	3.73%
Dividend yield
Expected life (years)	2 years 4 months 28 days
Weighted average cost of capital (WACC)
January Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price (in Dollars per share)	$ 47.7
Dividend yield
Weighted average cost of capital (WACC)
January Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield
Weighted average cost of capital (WACC)
June Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield
Weighted average cost of capital (WACC)
Minimum [Member] | January Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	152.28%
Share price (in Dollars per share)	$ 41.65
Risk-free interest rate	4.21%
Expected life (years)	1 year 6 months
Minimum [Member] | January Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	110.69%
Exercise price (in Dollars per share)	$ 47.8
Share price (in Dollars per share)	$ 41.65
Risk-free interest rate	4.41%
Expected life (years)	5 years 6 months
Minimum [Member] | June Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	156.93%
Exercise price (in Dollars per share)	$ 1.028
Share price (in Dollars per share)	$ 8.26
Risk-free interest rate	3.83%
Expected life (years)	1 year 6 months
Maximum [Member] | January Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	113.66%
Exercise price (in Dollars per share)	$ 5.1
Share price (in Dollars per share)	$ 6.22
Risk-free interest rate	3.79%
Expected life (years)	5 years
Maximum [Member] | June Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	157.30%
Exercise price (in Dollars per share)	$ 6.8
Share price (in Dollars per share)	$ 6.22
Risk-free interest rate	3.84%
Expected life (years)	1 year 5 months 23 days
Maximum [Member] | January Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	157.30%
Share price (in Dollars per share)	$ 6.22
Risk-free interest rate	3.96%
Expected life (years)	1 year